Other current assets (Tables)	6 Months Ended
Jun. 30, 2026
Other current assets
Schedule of other current assets

	June 30,	December 31,
	2026	2025
Other financial assets	3,984	5,130
Trade and other receivables	29,746	20,087
Prepayments	237,449	16,295
Total other current assets	271,179	41,512